As filed with the Securities and Exchange Commission on June 16, 2004

                                                     1933 Act File No. 333-28697
                                                     1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]
            Pre-Effective Amendment No.                                    [   ]
                                                ------
            Post-Effective Amendment No.          29                       [ X ]
                                                ------
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                Amendment No.     30
                                                ------
                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box)
        [   ]  immediately  upon filing  pursuant to paragraph (b)
        [ X ]  on July 21, 2004  pursuant  to  paragraph  (b)
        [   ]  60 days after  filing  pursuant  to paragraph  (a)(1)
        [   ]  on (date)  pursuant to paragraph  (a)(1)
        [   ]  75 days after  filing  pursuant  to  paragraph  (a)(2)
        [   ]  on (date)  pursuant  to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
        [ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  POTOMAC FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Signature Page



The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 25 to its Registration Statement until July 21, 2004.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on June 15, 2004.

                                    POTOMAC FUNDS

                                    By:  /s/ Daniel D. O'Neill
                                         -----------------------------
                                         Daniel D. O'Neill
                                         President and Chief Executive Officer

Attest:

/s/ Jesse J. Noel
------------------------
Jesse J. Noel
Chief Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                          DATE
---------                           -----                          ----

LAWRENCE C. RAFFERTY*               Trustee                        June 15, 2004
------------------------
Lawrence C. Rafferty

JAY F. HIGGINS*                     Trustee                        June 15, 2004
------------------------
Jay F. Higgins

DANIEL J. BYRNE*                    Trustee                        June 15, 2004
------------------------
Daniel J. Byrne

KEVIN G. BOYLE*                     Trustee                        June 15, 2004
------------------------
Kevin G. Boyle

RICHARD G. JACKSON*                 Trustee                        June 15, 2004
------------------------
Richard G. Jackson

GERALD E. SHANLEY III*              Trustee                        June 15, 2004
------------------------
Gerald E. Shanley III

/s/ Jesse J. Noel                   Chief Financial Officer        June 15, 2004
------------------------
Jesse J. Noel

*By: /s/ Daniel D. O'Neill
     ----------------------------
     Daniel D. O'Neill, President, Chief
Executive Officer and Attorney-In Fact